Consolidated Statements of Operations (Annual) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Income Statement [Abstract]
Revenues	$ 4,721,003	$ 1,753,558
Costs of services	759,158	11,105
Gross profit	3,961,845	1,742,453
Costs and expenses:
Stock-based compensation	680,611	356,252
Consulting expense	6,580	102,600
Marketing	44,929	12,863
Rent	49,196	50,769
Payroll and payroll related expenses	3,117,075
General and administrative closts	464,955	72,747
Total costs and expenses	4,363,346	595,231
Operating income (loss)	(401,501)	1,147,222
Other income (expense):
Interest expense	(87,333)	(18,879)
Realized loss on sale of investments		(527,540)
Unrealized gain on equity securities	2,571,494	(185,952)
Other income		10,000
Total other income (expense)	2,484,161	(722,371)
Net income before taxes	2,082,660	424,851
Net income tax (expense) benefit
Income taxes	(613,000)	(129,000)
Change in deferred tax assets		309,000
Net income	$ 1,469,660	$ 604,851
Basic earnings per share	$ 1.18	$ 1.50
Diluted earnings per share	$ 0.89	$ 1.50
Basic	1,250,002	402,284
Diluted	1,647,295	402,284